United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 08/31/17

Item 1.	Schedule of Investments

Federated Capital Income Fund
Portfolio of Investments
August 31, 2017 (unaudited)
Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—41.4%
	Consumer Discretionary—4.0%
133,143	CBS Corp., Class B	$8,529,140
68,782	Choice Hotels International, Inc.	4,267,923
68,078	D. R. Horton, Inc.	2,461,020
472,055	Ford Motor Co.	5,206,767
137,533	Goodyear Tire & Rubber Co.	4,167,250
53,167	Home Depot, Inc.	7,968,138
469,777	Honda Motor Co. Ltd., ADR	13,200,734
51,824	Lowe's Cos., Inc.	3,829,275
110,332	M.D.C. Holdings, Inc.	3,447,875
26,476	McDonald's Corp.	4,235,366
213,834	Melco Resorts & Entertainment, ADR	4,693,656
159,007	Pulte Group, Inc.	4,105,561
83,883	Time Warner, Inc.	8,480,571
	TOTAL	74,593,276
	Consumer Staples—3.2%
85,261	CVS Health Corp.	6,594,086
324,065	Conagra Brands, Inc.	10,519,150
58,855	Costco Wholesale Corp.	9,224,933
257,507	Empire Co. Ltd., Class A	4,328,386
85,224	Smucker (J.M.) Co.	8,928,066
194,693	Wal-Mart Stores, Inc.	15,199,682
51,663	Walgreens Boots Alliance, Inc.	4,210,534
	TOTAL	59,004,837
	Energy—3.6%
130,363	BP PLC, ADR	4,527,507
98,332	ConocoPhillips	4,293,175
136,848	Devon Energy Corp.	4,297,027
313,035	ENI S.p.A, ADR	9,854,342
118,673	Exxon Mobil Corp.	9,058,310
156,522	Oceaneering International, Inc.	3,529,571
357,307	PBF Energy, Inc.	8,461,030
77,421	Royal Dutch Shell PLC- ADR	4,272,091
283,786	Total SA, ADR	14,768,223
58,545	Valero Energy Corp.	3,986,915
	TOTAL	67,048,191
	Financials—8.5%
83,868	Aflac, Inc.	6,923,303
84,022	Allstate Corp.	7,603,991
63,915	American International Group, Inc.	3,865,579
565,607	Bank of America Corp.	13,512,351
22,551	Chubb Ltd.	3,189,162
203,856	Citigroup, Inc.	13,868,324
84,394	Comerica, Inc.	5,759,891
61,091	Discover Financial Services	3,601,315

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Financials—continued
145,043	East West Bancorp, Inc.	$8,031,031
16,528	Goldman Sachs Group, Inc.	3,697,975
125,672	Hartford Financial Services Group, Inc.	6,795,085
149,038	JPMorgan Chase & Co.	13,546,064
138,336	Lazard Ltd., Class A	5,933,231
30,620	M & T Bank Corp.	4,527,473
290,729	Morgan Stanley	13,228,170
289,264	Old Republic International Corp.	5,522,050
97,454	PNC Financial Services Group	12,221,706
110,763	Progressive Corp. Ohio	5,148,264
47,102	Raymond James Financial, Inc.	3,689,029
175,426	Sun Life Financial Services of Canada	6,734,604
44,301	The Travelers Cos., Inc.	5,368,395
138,487	Zions Bancorporation	6,046,342
	TOTAL	158,813,335
	Health Care—4.0%
112,823	AbbVie, Inc.	8,495,572
43,794	Aetna, Inc.	6,906,314
34,831	AmerisourceBergen Corp.	2,795,188
43,193	Amgen, Inc.	7,678,420
47,971	Gilead Sciences, Inc.	4,015,652
318,140	GlaxoSmithKline PLC, Sponsored ADR	12,798,772
34,288	Johnson & Johnson	4,538,702
113,065	Merck & Co., Inc.	7,220,331
109,227	Pfizer, Inc.	3,704,980
83,911	Quest Diagnostics, Inc.	9,091,757
36,021	UnitedHealth Group, Inc.	7,164,577
	TOTAL	74,410,265
	Industrials—4.1%
223,989	Allison Transmission Holdings, Inc.	7,779,138
98,293	Caterpillar, Inc.	11,548,445
38,004	Deere & Co.	4,405,804
198,878	Delta Air Lines, Inc.	9,385,053
111,903	Eaton Corp. PLC	8,030,159
44,990	Ingersoll-Rand PLC	3,841,696
73,574	Manpower Group, Inc.	8,204,237
215,516	Masco Corp.	7,924,523
70,093	Norfolk Southern Corp.	8,447,608
98,538	Waste Management, Inc.	7,598,265
	TOTAL	77,164,928
	Information Technology—7.0%
64,693	Apple, Inc.	10,609,652
334,596	Applied Materials, Inc.	15,096,971
175,177	Cisco Systems, Inc.	5,642,451
141,013	DXC Technology Co.	11,986,105
97,473	Harris Corp.	11,979,432
368,808	Hewlett Packard Enterprise Co.	6,660,672
150,025	Intel Corp.	5,261,377
184,239	Jabil, Inc.	5,775,893

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Information Technology—continued
65,830	KLA-Tencor Corp.	$6,167,613
79,413	Lam Research Corp.	13,180,970
113,944	Maxim Integrated Products, Inc.	5,316,627
93,486	Motorola Solutions, Inc.	8,237,986
209,152	Texas Instruments, Inc.	17,321,969
204,771	Xerox Corp.	6,607,960
	TOTAL	129,845,678
	Materials—2.0%
51,401	Albemarle Corp.	5,975,880
226,759	CRH PLC, ADR	7,916,157
39,120	Dow Chemical Co.	2,607,348
524,762	Lundin Mining Corp.	3,966,970
97,521	Nucor Corp.	5,374,382
240,960	Rio Tinto PLC, ADR	11,826,317
	TOTAL	37,667,054
	Real Estate—1.8%
22,168	Coresite Realty Corp., REIT	2,632,672
102,583	DCT Industrial Trust, Inc.	5,985,718
58,404	Digital Realty Trust, Inc.	6,911,529
112,758	Duke Realty Corp.	3,351,168
112,398	GGP, Inc.	2,332,259
130,448	Invitation Homes, Inc.	3,018,567
15,092	Simon Property Group, Inc.	2,367,180
67,156	Sun Communities, Inc.	6,064,858
	TOTAL	32,663,951
	Telecommunication Services—1.2%
392,845	AT&T, Inc.	14,715,974
47,982	Verizon Communications, Inc.	2,301,696
156,009	Vodafone Group PLC-SP ADR	4,528,941
	TOTAL	21,546,611
	Utilities—2.0%
56,220	American Electric Power Co., Inc.	4,139,479
33,159	DTE Energy Co.	3,724,419
50,864	Dominion Energy, Inc.	4,006,557
54,950	Duke Energy Corp.	4,797,135
67,427	Exelon Corp.	2,553,460
25,933	NextEra Energy, Inc.	3,903,176
71,855	Public Service Enterprises Group, Inc.	3,365,688
27,561	Sempra Energy	3,250,269
67,344	Southern Co.	3,250,021
93,903	Xcel Energy, Inc.	4,648,199
	TOTAL	37,638,403
	TOTAL COMMON STOCKS (IDENTIFIED COST $701,872,077)	770,396,529
	CORPORATE BONDS—4.7%
	Basic Industry - Chemicals—0.0%
350,000	Albemarle Corp., 4.150%, 12/01/2024	373,429
	Basic Industry - Metals & Mining—0.0%
475,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	497,459

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Basic Industry - Paper—0.0%
$20,000	Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	$20,491
	Capital Goods - Aerospace & Defense—0.1%
450,000	Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 04/10/2027	460,830
1,000,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	1,010,715
411,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	440,527
	TOTAL	1,912,072
	Capital Goods - Building Materials—0.0%
240,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	258,696
	Capital Goods - Diversified Manufacturing—0.0%
500,000	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.250%, 03/01/2027	510,602
	Communications - Cable & Satellite—0.1%
530,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 03/01/2023	538,713
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 02/15/2028	400,431
400,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	408,054
475,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	488,171
	TOTAL	1,835,369
	Communications - Media & Entertainment—0.1%
400,000	CBS Corp., 4.900%, 08/15/2044	430,414
550,000	Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	589,226
550,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	560,361
	TOTAL	1,580,001
	Communications - Telecom Wireless—0.0%
350,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	389,411
400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	428,714
	TOTAL	818,125
	Communications - Telecom Wirelines—0.2%
800,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 05/15/2025	796,006
300,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 03/01/2027	311,731
350,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	358,426
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.300%, 08/14/2058	407,721
350,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	390,760
856,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.012%, 04/15/2049	863,058
	TOTAL	3,127,702
	Communications Equipment—0.9%
28,218,000	Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	15,880,808
	Consumer Cyclical - Automotive—0.1%
400,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	406,719
350,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	338,992
300,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	297,884
400,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.250%, 01/13/2020	402,399
	TOTAL	1,445,994
	Consumer Cyclical - Retailers—0.1%
370,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	377,788
797,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 07/20/2025	838,500
280,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 04/15/2027	293,216
	TOTAL	1,509,504
	Consumer Cyclical - Services—0.0%
400,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	419,023

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$400,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	$410,613
	TOTAL	829,636
	Consumer Non-Cyclical - Food/Beverage—0.2%
480,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	469,354
800,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	837,618
180,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	185,632
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	144,763
130,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	127,361
300,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 07/15/2026	294,570
345,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	338,787
700,000	PepsiCo, Inc., 2.750%, 04/30/2025	707,609
100,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	105,247
95,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 06/02/2027	97,197
280,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.550%, 06/02/2047	302,073
	TOTAL	3,610,211
	Consumer Non-Cyclical - Health Care—0.1%
500,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	526,633
400,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 06/06/2047	418,146
250,000	Medtronic Global Holdings, Sr. Unsecd. Note, 3.350%, 04/01/2027	258,742
	TOTAL	1,203,521
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
250,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	259,336
250,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	280,919
134,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 03/15/2045	147,064
375,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 06/12/2022	374,044
300,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 02/01/2045	321,335
500,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	458,420
	TOTAL	1,841,118
	Consumer Non-Cyclical - Products—0.0%
270,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.000%, 06/26/2027	270,081
	Consumer Non-Cyclical - Supermarkets—0.0%
400,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	386,895
	Consumer Non-Cyclical - Tobacco—0.0%
570,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	742,377
	Energy - Independent—0.1%
240,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	268,352
550,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	565,098
550,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	587,151
550,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	546,517
	TOTAL	1,967,118
	Energy - Integrated—0.1%
500,000	BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	527,845
750,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	789,315
500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	516,750
255,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 05/10/2026	256,716
205,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 05/10/2046	208,707
	TOTAL	2,299,333

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Midstream—0.2%
$605,000	Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	$614,642
470,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 02/15/2027	492,247
250,000	Kinder Morgan, Inc., 5.050%, 02/15/2046	249,936
435,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	441,705
400,000	ONEOK, Inc, Sr Unsecured Note, Series 0, 4.950%, 07/13/2047	401,706
230,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	232,893
500,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	514,573
	TOTAL	2,947,702
	Energy - Oil Field Services—0.0%
550,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	583,121
	Energy - Refining—0.1%
500,000	HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 04/01/2026	543,750
500,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	623,863
	TOTAL	1,167,613
	Financial Institution - Banking—0.8%
675,000	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	678,583
390,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	400,587
1,000,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	1,035,761
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 05/16/2023	404,380
1,000,000	Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	1,014,301
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	792,937
730,000	Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.500%, 03/14/2019	736,837
500,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	503,047
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, (3-month USLIBOR +0.000%) 06/05/2028	1,018,541
1,000,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	1,050,593
540,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2021	556,163
1,600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, (3-month USLIBOR +0.000%) 02/01/2028	1,662,528
400,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 05/18/2022	403,985
450,000	Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	660,916
950,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,151,376
750,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	788,915
490,000	Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	503,482
800,000	SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	818,817
850,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	841,420
	TOTAL	15,023,169
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
505,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	577,392
500,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	512,876
400,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 04/01/2027	408,095
	TOTAL	1,498,363
	Financial Institution - Finance Companies—0.1%
400,000	Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	410,546
500,000	GE Capital International Funding Co., 2.342%, 11/15/2020	506,356
500,000	GE Capital International Funding Co., 3.373%, 11/15/2025	521,331
	TOTAL	1,438,233
	Financial Institution - Insurance - Life—0.2%
900,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	957,409
350,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 01/15/2055	347,143

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$450,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	$482,348
1,000,000	MET Life Global Funding I, Series 144A, 3.875%, 04/11/2022	1,072,951
200,000	Massachusetts Mutual Life, Sub. Note, Series 144A, 4.900%, 04/01/2077	221,943
350,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	388,881
	TOTAL	3,470,675
	Financial Institution - Insurance - P&C—0.1%
400,000	CNA Financial Corp., Sr. Unsecd. Note, 4.500%, 03/01/2026	436,158
400,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	432,112
250,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	423,883
	TOTAL	1,292,153
	Financial Institution - REIT - Apartment—0.1%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	406,812
450,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	468,030
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	20,609
450,000	UDR, Inc., 3.750%, 07/01/2024	467,866
	TOTAL	1,363,317
	Financial Institution - REIT - Healthcare—0.1%
800,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 01/15/2021	864,835
400,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 07/01/2027	405,265
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	206,849
	TOTAL	1,476,949
	Financial Institution - REIT - Office—0.0%
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	419,134
	Financial Institution - REIT - Retail—0.0%
20,000	Equity One, Inc., Sr. Unsecd. Note, 3.750%, 11/15/2022	20,811
390,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	400,289
	TOTAL	421,100
	Technology—0.2%
1,500,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 02/09/2022	1,526,565
130,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.420%, 06/15/2021	137,105
500,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.020%, 06/15/2026	559,108
250,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	251,063
181,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	205,592
300,000	Microsoft Corporation, Sr. Unsecd. Note, 2.400%, 08/08/2026	292,384
300,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.100%, 05/20/2020	302,340
155,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	172,376
	TOTAL	3,446,533
	Transportation - Railroads—0.0%
400,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 04/01/2025	409,976
423,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.850%, 11/15/2023	442,053
	TOTAL	852,029
	Transportation - Services—0.1%
420,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	423,941
550,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	570,466
340,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	346,243
	TOTAL	1,340,650
	Utility - Electric—0.4%
800,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	852,113

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$400,000		EDP Finance BV, Sr Unsecured Note, Series 144A, 3.625%, 07/15/2024	$405,776
800,000		Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	828,600
700,000		Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	862,853
590,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	600,639
490,000		Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/04/2026	480,193
230,000		National Rural Utilities, Sr. Unsecd. Note, 2.950%, 02/07/2024	234,881
1,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	1,046,086
130,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	139,048
150,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	152,706
700,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	699,299
700,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	698,852
280,000		Virginia Electric & Power, Sr. Unsecd. Note, Series A, 3.500%, 03/15/2027	293,384
		TOTAL	7,294,430
		Utility - Natural Gas—0.0%
400,000		Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 06/15/2027	405,125
250,000		Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	273,752
		TOTAL	678,877
		TOTAL CORPORATE BONDS (IDENTIFIED COST $84,849,420)	87,634,590
		ASSET-BACKED SECURITY—0.0%
300,442		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019 (IDENTIFIED COST $300,404)	300,472
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Financials—0.4%
2,500,000		Federal Home Loan Mortgage Corp., K055, Class A2, 2.673%, 03/25/2026	2,530,812
2,225,000		Federal Home Loan Mortgage Corp., K054, Class A2, 2.745%, 01/25/2026	2,263,739
2,770,000		FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	2,831,657
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,431,852)	7,626,208
		PREFERRED STOCKS—5.0%
		Financials—1.0%
4,362		Bank of America Corp., Series L, Pfd., 7.250%, 12/31/2049, Annual Dividend $72.50	5,749,116
141,477		New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/01/2051, Annual Dividend $3.00	7,188,446
4,275		Wells Fargo Co., Series L, Pfd., 7.500%, 12/31/2049, Annual Dividend $75.00	5,690,025
		TOTAL	18,627,587
		Health Care—2.0%
19,987		Allergan PLC, Conv. Pfd., 5.500%, 03/01/2018, Annual Dividend $55.00	16,374,150
226,386		Anthem, Inc., Conv. Pfd., 5.250%, 05/01/2018, Annual Dividend $2.63	11,880,737
174,306		Becton Dickinson and Co., Conv. Pfd., 6.125%, 05/01/2020, Annual Dividend $2.62	9,694,900
		TOTAL	37,949,787
		Industrials—1.1%
210,000		Rexnord Corp., Conv. Pfd., 5.750%, 11/15/2019, Annual Dividend $2.88	11,535,300
75,000		Stanley Black & Decker, Inc., Conv. Pfd., 5.375%, 05/15/2020, Annual Dividend $5.36	8,301,000
		TOTAL	19,836,300
		Real Estate—0.7%
98,725		American Tower Corp., Conv. Pfd., 5.500%, 02/15/2018, Annual Dividend $5.50	12,878,676
500	[1]	Crown Castle International, Conv. Pfd., 6.875%, 08/01/2020, Annual Dividend $68.75	560,583
		TOTAL	13,439,259

Shares, Principal Amount or Contracts			Value
		PREFERRED STOCKS—continued
		Utilities—0.2%
109,651		Dynegy, Inc., Conv. Pfd., 5.375%, 11/01/2017, Annual Dividend $5.38	$3,457,296
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $97,087,075)	93,310,229
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
2,975,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	3,043,805
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	2,570,864
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 05/10/2050	420,147
3,155,000		Commercial Mortgage Trust 2014-LC15, Class A4, 4.006%, 04/10/2047	3,404,126
4,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	4,150,737
1,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 05/10/2049	1,034,671
2,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	2,007,061
1,400,000		Federal Home Loan Mortgage Corp. REMIC K060, Class A2, 3.271%, 10/25/2026	1,479,578
2,000,000		Federal National Mortgage Association REMIC 2016-M11, Class A2, 2.369%, 07/25/2026	1,960,794
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	2,041,276
550,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 03/15/2050	586,235
2,000,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.351%, 12/15/2049	2,112,224
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,938,503)	24,811,518
		PURCHASED CALL OPTION—0.0%
5,000		Macy's, Inc., Notional Amount $10,385,000, Exercise Price $37.50, Expiration Date 1/19/2018 (IDENTIFIED COST $1,068,750)	25,000
		PURCHASED PUT OPTIONS—0.0%
3,570		PBF Energy, Inc., Notional Amount $9,856,770, Exercise Price $21.00, Expiration Date 10/20/2017	169,575
4,350		SPDR S&P 500 ETF Trust, Notional Amount $109,285,050, Exercise Price $244.00, Expiration Date 9/15/2017	367,575
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,242,307)	537,150
		WARRANT—0.0%
		Materials—0.0%
4,803	[2]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	55,657
		INVESTMENT COMPANIES—46.8%[3]
24,297,845		Emerging Markets Core Fund	248,809,933
22,553,413		Federated Mortgage Core Portfolio	223,278,788
1,755,823		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[4]	1,756,174
61,536,585		High Yield Bond Portfolio	397,526,343
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $866,882,791)	871,371,238
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $1,785,673,179)[5]	1,856,068,591
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	6,380,764
		TOTAL NET ASSETS—100%	$1,862,449,355

At August 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[2]United States Treasury Note 2-Year Long Futures	150	$32,446,875	December 2017	$13,763
[2]United States Treasury Note 5-Year Long Futures	250	$29,625,000	December 2017	$15,063
[2]United States Treasury Note 10-Year Long Futures	284	$36,063,563	December 2017	$105,861
[2]United States Treasury Ultra Bond Long Futures	315	$53,254,688	December 2017	$311,830
[2]United States Treasury Note 10-Year Ultra Short Futures	220	$30,036,875	December 2017	$(46,245)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$400,272
The average notional value of long and short futures contracts held by the Fund throughout the period was $229,644,756 and $84,700,808, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2017, the Fund had the following outstanding written options contracts:
Name of Broker, Counterparty	Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
JP Morgan Securities, Inc.	2PBF Energy, Inc.	3,570	$9,856,770	October 2017	$24.00	$(401,625)
(PREMIUMS RECEIVED $228,475)						$(401,625)
The average market value of put and call written options held by the Fund throughout the period was $(254,555) and $(95,260), respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $1,565,530 and $349,315, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and Value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2017, this restricted security amounted to $560,583, which represented 0.0% of total net assets.
2	Non-income-producing security.
3	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2017, were as follows:
Affiliates	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2017	Value	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Dividend/ Interest Income
Emerging Markets Core Fund	29,876,576	—	(5,578,731)	24,297,845	$248,809,933	$8,732,861	$997,717	$14,156,542
Federated Mortgage Core Portfolio	29,249,185	—	(6,695,772)	22,553,413	$223,278,788	$2,164,416	$(605,113)	$5,152,271
Federated Institutional Prime Value Obligations Fund, Institutional Shares	—	377,956,945	(376,201,122)	1,755,823	$1,756,174	$—	$1,210	$87,459
High Yield Bond Portfolio	78,059,468	—	(16,522,883)	61,536,585	$397,526,343	$12,974,711	$3,260,559	$20,259,796
TOTAL OF AFFILIATED TRANSACTIONS	137,185,229	377,956,945	(404,998,508)	110,143,666	$871,371,238	$23,871,988	$3,654,373	$39,656,068
4	7-day net yield.
5	At August 31, 2017, the cost of investments for federal tax purposes was $1,784,413,041. The net unrealized appreciation of investments for federal tax purposes was $71,882,672. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $100,642,947 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,760,275. The amounts presented are inclusive of derivative contracts.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$657,857,436	$—	$—	$657,857,436
International	112,539,093	—	—	112,539,093
Preferred Stocks
Domestic	93,310,229	—	—	93,310,229
Debt Securities:
Corporate Bonds	—	87,634,590	—	87,634,590
Asset-Backed Securities	—	300,472	—	300,472
Commercial Mortgage-Backed Securities	—	7,626,208	—	7,626,208
Collateralized Mortgage Obligations	—	24,811,518	—	24,811,518
Warrants	—	55,657	—	55,657
Purchased Call Options	25,000	—	—	25,000
Purchased Put Options	537,150	—	—	537,150
Investment Companies[1]	1,756,174	—	—	871,371,238
TOTAL SECURITIES	$866,025,082	$120,428,445	$—	$1,856,068,591
Other Financial Instruments:
Assets
Futures Contracts	$446,517	$—	$—	$446,517
Liabilities
Futures Contracts	(46,245)	—	—	(46,245)
Written Option Contracts	(401,625)	—	—	(401,625)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,353)	$—	$—	$(1,353)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $869,615,064 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Market Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017